Virtual Presenter	Page 1 of 2

Jane E. Marko

From:	Jane Marko [vp@fugent.com]

Sent:	Wednesday, August 02, 2006 9:03 AM

To:	Jane E. Marko

Subject:	Gateway Fund Warms Up As Market Volatility Increases

Financial Professional:

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Gateway Fund
Average Annual Total Returns
As of July 31, 2006

One Year 6.60%
Five Years 4.10%
Ten Years 6.97%
From January 1, 1988 9.02%

Gateway Fund
Average Annual Total Returns
As of June 30, 2006

One Year 6.25%
Five Years 3.89%
Ten Years 6.70%
From January 1, 1988 9.01%
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Data Source: Gateway Investment Advisers, L.P.

Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries. Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund.

Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at
8/2/2006

Virtual Presenter	Page 2 of 2

www.gatewayfund.com.

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If you have any questions regarding the Fund, please don't hesitate to contact me.

Jane Marko Marketing Gateway Investment Advisers, L.P. 3805 Edwards Road, Suite 600 Cincinnati, OH 45209 800.354.6339 extension 443

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8/2/2006

TO:	FINANCIAL PROFESSIONALS
FROM:	WALTER G. SALL
DATE:	AUGUST 2, 2006
SUBJECT:	GATEWAY FUND WARMS UP AS MARKET VOLATILITY INCREASES

•	GATEWAY FUND EARNS 0.89% IN JULY ON THE STRENGTH OF INCREASING OPTION CASH FLOW

•	LACKING DIRECTION, THE S&P 500 INDEX NEVERTHELESS DELIVERS 0.62% IN JULY

•	RECOVERING ON HOPES OF A FEDERAL RESERVE BOARD PAUSE, THE LEHMAN BROTHERS U. S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX EARNS 1.12% FOR THE MONTH

•	VISIT US ON THE WEB AT www.gatewayfund.com

	MONTH	YEAR-TO-DATE
	OF	AS OF
	JULY	JULY 31, 2006

GATEWAY FUND	0.89%	5.07%
Lehman Brothers U. S. Intermediate
Government/Credit Bond Index	1.12%	0.94%
S&P 500 Index	0.62%	3.34%

MONTH OF JULY
Continued strong corporate profits were buffeted by the crosswinds of a new battlefront in the Middle East. The resultant uncertainty increased both volatility and available option premiums, leading to a total return of 0.89% for the Gateway Fund. As investors’ reactions to domestic and geopolitical events were almost perfectly balanced, the S&P 500 Index delivered a modest gain of 0.62%. Bond investors were encouraged by favorable statements from Federal Reserve Board Chairman Bernanke suggesting a pause in the escalation of short-term interest rates. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index increased by 1.12% in July.

•
Equity markets were encouraged by strong second quarter corporate earnings reports and hopes of a near- term end to the Federal Reserve Board’s persistent raising of the discount rate. Unfortunately, renewed hostilities between Israel and Hezbollah raised the specter of a wider war and expanded disruptions of energy supplies. With rapidly changing investor sentiment, the markets displayed increased volatility with little net progress.

•
Fixed income investors were encouraged by initial indications of slowing economic growth and the prospect of an end to the Federal Reserve Board’s campaign to cool the economy by raising interest rates.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 ♦ Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 ♦ 410.785.4033 Fax 410.785.0441

SUBJECT:	GATEWAY FUND WARMS UP AS MARKET VOLATILITY INCREASES
DATE:	AUGUST 2, 2006
PAGE:	TWO

•
At July 31, 2006, the Gateway Fund was fully hedged with index call options at an average strike price between 1.5% in-the-money and 1.5% out-of-the-money. The Fund owned index put options on 100% of the notional value of the portfolio, with average strike prices between 7.5% and 10% out-of-the-money. The increased market uncertainty that prevailed throughout most of June continued into July. After ranging between 13.05 and 18.64 during July, the CBOE’s Volatility Index (the “VIX”) ended the month at 14.95 — up from 13.08 on June 30. Higher volatility increases the net premium cash flow available to the Gateway Fund.

YEAR-TO-DATE AS OF JULY 31, 2006
The robust economic environment that prevailed throughout the first half of 2006 began to show real signs of stress heading into July. Housing, formerly a leading source of economic growth, declined in price and volume in almost all domestic markets. As rising interest rates reduced the attractiveness of mortgage refinancings and the price of gasoline rose above $3.00 per gallon, consumers increasingly began to feel the strain. However, the prospect of slower economic growth leading to lower, rather than even higher, interest rates has provided some hope to investors, particularly bond investors.

•	The Gateway Fund benefited from increasing levels of earned option premiums throughout 2006 and delivered a total return of 5.07% for the seven-month period.

•
Stock investors, despite a generally strong economy and robust growth in corporate profits, have been unnerved by deteriorating geopolitical events. While the increasingly disturbing global news has remained precariously balanced by the excellent (but slowing) economic news, the S&P 500 Index delivered a total return of only 3.34% for the year-to-date period ended July 31, 2006.

•
Bond investors, frightened by the Federal Reserve Board’s relentless campaign to offset inflationary expectations by raising interest rates, sold bonds in the first six months of 2006. Then, encouraged by early signs of a slowing economy in July, the bond market rallied, providing a total return of 0.94% for the Lehman Brothers U. S. Intermediate Government/Credit Bond Index for the first seven months of 2006.

TRAILING TWELVE MONTHS
In the last twelve months, investors’ enthusiastic response to robust economic growth and strong corporate performance has been tempered by the war in Iraq, terrorism threats, inflationary fears and, more recently, hostilities in the Middle East. The S&P 500 Index delivered a total return of 5.38% as investors refused to provide further support for earnings that might not be as strong in the future. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index, even after the sharp rally in July, delivered a twelve-month return of merely 1.78%. In this mixed and increasingly uncertain environment, the Gateway Fund delivered a total return of 6.60%. This return reflected the steady collection of net premium cash flow from options during a period of increasing market volatility.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 ♦ Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 ♦ 410.785.4033 Fax 410.785.0441

SUBJECT:	GATEWAY FUND WARMS UP AS MARKET VOLATILITY INCREASES
DATE:	AUGUST 2, 2006
PAGE:	THREE

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2006
	Gateway Fund	Lehman Bros. U.S. Intermediate Government/Credit Bond Index	S&P 500 Index

One Year	6.60%	1.78%	5.38%
Three Years	6.99%	2.80%	10.79%
Five Years	4.10%	4.42%	2.82%
Ten Years	6.97%	5.89%	8.87%
Since 1/1/88	9.02%	7.01%	11.74%

AVERAGE ANNUAL TOTAL RETURNS
as of June 30, 2006
Gateway Fund

One Year	6.25%
Three Years	7.13%
Five Years	3.89%
Ten Years	6.70%
Since 1/1/88	9.01%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. At times the Gateway Fund may not own any put options, resulting in increased exposure to a market decline. Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund. Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 ♦ Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 ♦ 410.785.4033 Fax 410.785.0441

SUBJECT:	GATEWAY FUND WARMS UP AS MARKET VOLATILITY INCREASES
DATE:	AUGUST 2, 2006
PAGE:	FOUR

The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market. The S&P 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index.

The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years.

Data Source: Gateway Investment Advisers, L.P., Lehman Brothers Inc. and Bloomberg L.P.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 ♦ Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 ♦ 410.785.4033 Fax 410.785.0441